Current assets - receivables	6 Months Ended
Jun. 30, 2026
Current assets - receivables [Abstract]
Current assets - receivables
Note 7. Current assets - receivables

	30-Jun-2026	31-Dec-2025
	$'000	$'000

Other debtors	359	160
Prepayments	110	348

Total current receivables	469	508

Receivables are recognised initially at fair value and subsequently measured at amortised cost using the effective interest rate method less provision for impairment. Impairment losses, if any, are recognised in the profit and loss.